RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of leasing transactions with Ship Finance
A summary of leasing transactions with Ship Finance in the years ended December 31, 2015 (all of which were in the period subsequent to the Merger), 2014 and 2013 are as follows;

(in thousands of $)	2015	2014	2013
Charter hire paid (principal and interest)	8,355	—	—
Lease termination receipt	3,266	—	—
Lease interest expense	3,357	—	—
Remaining lease obligation	533,251	—	—

Schedule of net amounts earned (incurred) from related parties excluding Ship Finance
A summary of net amounts earned (incurred) from related parties for the years ended December 31, 2015, 2014 and 2013 are as follows:

(in thousands of $)	2015	2014	2013
Seatankers Management Co. Ltd	460	—	—
Ship Finance International Limited	(1,226)	—	—
Golden Ocean Group Limited	1,246	—	—
Seatankers Management Norge AS	(89)	—	—
Arcadia Petroleum Limited	31	—	—
Seadrill Limited	84	—	—
Archer Limited	40	—	—
Deep Sea Supply Plc	32	—	—
North Atlantic Drilling Ltd	16	—	—
Frontline companies (prior to merger with Frontline 2012)	(9,562)	(10,102)	(7,410)

Schedule of related party receivables
A summary of balances due from related parties as at December 31, 2015 and 2014 is as follows:

(in thousands of $)	2015	2014
Ship Finance International Limited	3,356	691
Seatankers Management Co. Ltd	1,165	—
Archer Ltd	148	—
VLCC Chartering	102	—
Golden Ocean Group Limited	4,099	—
Seadrill Limited	859	—
Deep Sea Supply Plc	176	—
Arcadia Petroleum Limited	201	—
North Atlantic Drilling Ltd	128	—
Frontline companies	—	2,766
	10,234	3,457

Schedule of Related Party Payables
A summary of balances due to related parties as at December 31, 2015 and 2014 is as follows:

(in thousands of $)	2015	2014
Ship Finance International Limited	(23,688)	—
Seatankers Management Co. Ltd	(569)	—
Seadrill Limited	(5)	—
Golden Ocean Group Limited	(4,455)	—
Arcadia Petroleum Limited	(3)	—
Frontline companies	—	(3,422)
	(28,720)	(3,422)